Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Inventories	The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2024
Bunkers	502,190	554,165
Lubricants	187,079	329,983

Total	689,269	884,148